COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued - USD ($)	Jun. 30, 2015	Dec. 31, 2014
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	30,000	300,000
Value of shares to be issued	$ 3,000	$ 42,000
Stock Issued for Cash from Warrant Exercises at $0.10 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	30,000	180,000
Value of shares to be issued	$ 3,000	$ 18,000
Stock to be Issued for Cash at $0.20 [Member]
COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to Be Issued [Line Items]
Number of shares to be issued	0	120,000
Value of shares to be issued	$ 0	$ 24,000